Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments [Line Items]
Total financial liabilities	$ 26,921,679	$ 11,985,860
Percentage of functional currency	10.00%
Percentage of exchange rate	10.00%
Percentage of interest rates	10.00%
Top of range [member]
Financial Instruments [Line Items]
Interest payable	$ 360,457
Bottom of range [member]
Financial Instruments [Line Items]
Interest payable	360,457
Liquidity risk [member]
Financial Instruments [Line Items]
Total current financial assets	$ 6,871,967	$ 4,524,981